UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NorthRoad Capital Management LLC
Address: 295 Madison Avenue, 27th Floor, New York, NY 10017
Form 13F File Number: 028-10409

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: Chief Compliance Officer and Corporate Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
May 1, 2012

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: $268,973 (thousands)

                                                      FORM 13F INFORMATION TABLE

                                                VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS SOLE      SHARED NONE
------------------------------ ----- --------- -------- -------- --- ---- ------- ----- -------- -------- --------
3M Company                     COM   88579Y101     1076    12059 SH       SOLE            11416               643
ABB Ltd                        ADR   000375204     4877   238960 SH       SOLE           236815              2145
AXA Sponsored ADR              ADR   054536107     4662   281333 SH       SOLE           277713              3620
Accenture PLC                  COM   G1151C101     1107    17169 SH       SOLE            16225               944
Akzo Sponsored ADR             ADR   010199305     6628   337796 SH       SOLE           334886              2910
Allianz SE                     ADR   018805101     5008   421941 SH       SOLE           418241              3700
BHP Billition LTD - Spon ADR   ADR   088606108     6230    86056 SH       SOLE            84806              1250
Banco Santander SA-Spon ADR    ADR   05964H105     4126   537975 SH       SOLE           530718              7257
Becton, Dickinson              COM   075887109      864    11123 SH       SOLE            10523               600
CRH PLC                        COM   12626K203     5427   264620 SH       SOLE           260720              3900
Canon Inc.                     ADR   138006309     8832   185313 SH       SOLE           182675              2638
Carrefour SA - Sponsored ADR   ADR   144430204     2982   629044 SH       SOLE           624264              4780
Cisco Systems, Inc.            COM   17275R102      983    46494 SH       SOLE            44029              2465
Diageo                         ADR   25243Q205     9408    97490 SH       SOLE            95912              1578
Eni S.p.A. - Sponsored ADR     ADR   26874R108     8226   175685 SH       SOLE           173464              2221
Ericsson (LM) Tel-SP ADR       ADR   294821608     4316   418625 SH       SOLE           412922              5703
France Telecom SA - Spons ADR  ADR   35177Q105     5545   373374 SH       SOLE           369414              3960
Givaudan SA - Unsponsored ADR  ADR   37636P108     8333   434254 SH       SOLE           428704              5550
GlaxoSmithkline                ADR   37733W105     8734   194485 SH       SOLE           191684              2801
HSBC Holdings                  ADR   404280406     7144   160927 SH       SOLE           158696              2231
Imperial Tobacco Group PLC     ADR   453142101     7810    95980 SH       SOLE            94505              1475
International Business Machine COM   459200101     1182     5666 SH       SOLE             5351               315
JP Morgan Chase & Co.          COM   46625H100      723    15729 SH       SOLE            14909               820
Jacobs Engineering Group, Inc. COM   469814107      798    17986 SH       SOLE            17006               980
Johnson & Johnson              COM   478160104      946    14340 SH       SOLE            13489               851
KAO Corp Sponsored ADR         ADR   485537302     7262   275059 SH       SOLE           271179              3880
Microsoft Corp                 COM   594918104      974    30199 SH       SOLE            28511              1688
Mitsubishi UFJ Financial Group ADR   606822104     6789  1363277 SH       SOLE          1343112             20165
NTT Docomo Inc                 ADR   62942M201     5093   305498 SH       SOLE           302848              2650
Nestle SA Spons ADR            ADR   641069406     9869   156652 SH       SOLE           154365              2287
Nintendo Co                    ADR   654445303     3662   193158 SH       SOLE           191573              1585
Northern Tr Corp               COM   665859104      751    15817 SH       SOLE            14942               875
Novartis Ag                    ADR   66987V109    10824   195344 SH       SOLE           192807              2537
Pepsico                        COM   713448108     1024    15429 SH       SOLE            14581               848
Petroleo Brasileiro SA Petrobr ADR   71654V408     6557   246878 SH       SOLE           243308              3570
Pfizer, Inc.                   COM   717081103     1093    48252 SH       SOLE            45402              2850
Proctor & Gamble               COM   742718109     1086    16151 SH       SOLE            15273               878
Reed Elsevier PLC - Spon ADR   ADR   758205207     5363   151574 SH       SOLE           150184              1390
Roche Holdings Ltd - Spons ADR ADR   771195104     8787   201351 SH       SOLE           198346              3005
Royal Dutch Shell PLC          ADR   780259206     9225   131545 SH       SOLE           129637              1908
SAP AG - SPONS ADR             ADR   803054204     7550   108133 SH       SOLE           107153               980
SECOM CO. LTD - Unsponsored    ADR   813113206     5700   468019 SH       SOLE           464094              3925
Sanofi                         ADR   80105N105     9371   241841 SH       SOLE           238527              3314
Schlumberger Ltd               COM   806857108      839    12000 SH       SOLE            11351               649
Schneider Electric SA          ADR   80687P106     6448   495242 SH       SOLE           490957              4285
Syngenta                       ADR   87160A100     7127   103547 SH       SOLE           102597               950
Target Corporation             COM   87612E106      986    16918 SH       SOLE            15998               920
Tesco PLC Sponsored ADR        ADR   881575302     7300   456522 SH       SOLE           452382              4140
Teva Pharmaceutical            ADR   881624209     4925   109298 SH       SOLE           108343               955
Total SA - Sponsored ADR       ADR   89151E109     7735   151320 SH       SOLE           149154              2166
Unilever Plc-Sponsored ADR     ADR   904767704     8939   270481 SH       SOLE           266377              4104
WPP plc - Sponsored ADR        ADR   92933H101     7727   113023 SH       SOLE           111998              1025